Other financial assets, Non-current (Tables)	12 Months Ended
Mar. 31, 2022
Other Financial Assets Non-current
Schedule of other financial assets, Non-current
	March 31,
	2021	2022
Security deposits	23,838	48,320
Total	23,838	48,320